Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Financial Instruments

Credit Risk

The Company is exposed to credit risk on the accounts receivable from its customers. In order to reduce its credit risk, the Company has adopted credit policies which include the analysis of the financial position of its customers and the regular review of their credit balances. The Company incurred bad debt expense of $Nil during the period ended March 31, 2015 (2014 - $Nil).

Currency Risk

The Company is exposed to currency risk on its sales and purchases denominated in Canadian Dollars. The Company actively manages these risks by adjusting its pricing to reflect currency fluctuations and purchasing foreign currency at advantageous rates.

As at March 31, 2015, cash includes 25,074 Canadian Dollars (2014 - 4,379 Canadian Dollars), accounts receivable includes 14,371 Canadian Dollars (2014 - 14,613 Canadian Dollars), accounts payable and accrued expenses include 107,943 Canadian Dollars (2014 - 40,171 Canadian Dollars) and income taxes payable includes 6,439 Canadian Dollars (2014 - Nil Canadian Dollars).

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company's capital stock to settle its liabilities when they become due.

Interest Rate Risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities.

Concentration of Supplier Risk

The Company purchases all of its inventory from one supplier source in Asia. The Company carries significant strategic inventories of these materials to reduce the risk associated with this concentration of suppliers. Strategic inventories are managed based on demand. To date, the Company has been able to obtain adequate supplies of the materials used in the production of its products in a timely manner from existing sources. The loss of this key supplier or a delay in shipments could have an adverse effect on its business.

Concentration of Customer Risk

The following table includes the percentage of the Company's sales to significant customers for the three months ended March 31, 2015 and 2014. A customer is considered to be significant if they account for greater than 10% of the Company's annual sales.

	2015	2014

Customer A	48.5	57.3
Customer B	27.3	16.0

	75.8	73.3

The loss of any of these key customers could have an adverse effect on the Company's business.

Credit Risk

The Company is exposed to credit risk on the accounts receivable from its customers. In order to reduce its credit risk, the Company has adopted credit policies which include the analysis of the financial position of its customers and the regular review of their credit balances. The Company incurred bad debt expense of $Nil during the year ended December 31, 2014 (2013 - $Nil).

Currency Risk

The Company is exposed to currency risk on its sales and purchases denominated in Canadian Dollars. The Company actively manages these risks by adjusting its pricing to reflect currency fluctuations and purchasing foreign currency at advantageous rates.

As at December 31, 2014, cash includes 24,706 Canadian Dollars, accounts receivable includes 11,721 Canadian Dollars, accounts payable and accrued expenses include 223,340 Canadian Dollars and income taxes payable includes 6,439 Canadian Dollars.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company's capital stock to settle its liabilities when they become due. Subsequent to December 31, 2014, the Company received subscriptions for 2,027,535 shares of the Company's common stock for proceeds of $279,800.

Interest Rate Risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities.

Concentration of Supplier Risk

The Company purchases all of its inventory from one supplier source in Asia.  The Company carries significant strategic inventories of these materials to reduce the risk associated with this concentration of suppliers. Strategic inventories are managed based on demand. To date, the Company has been able to obtain adequate supplies of the materials used in the production of its products in a timely manner from existing sources. The loss of this key supplier or a delay in shipments could have an adverse effect on its business.

Concentration of Customer Risk

The following table includes the percentage of the Company's sales to significant customers for the fiscal years ended December 31, 2014 and 2013. A customer is considered to be significant if they account for greater than 10% of the Company's annual sales.

	2014	2013

Customer A	-	25.6%
Customer B	24.6%	24.2%
Customer C	47.3%	15.8%

	71.9%	65.6%

The loss of any of these key customers could have an adverse effect on the Company's business.